Related Party Transactions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Heilongjiang Zishan Technology Stock Co., Ltd. ("ZTC") [Member]
Company's transactions with the related parties
Ownership, description	18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.	18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties
Heilongjiang Yew Pharmaceuticals, Co., Ltd. ("Yew Pharmaceutical") [Member]
Company's transactions with the related parties
Ownership, description	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi
Shanghai Kairun Bio-Pharmaceutical Co., Ltd. ("Kairun") [Member]
Company's transactions with the related parties
Ownership, description	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang
Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]
Company's transactions with the related parties
Ownership, description	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties